NEWBUILDINGS - Newbuildings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Shipyard installments (including option exercise price)	$ 101,494	$ 180,687
Onsite supervision costs	450	900
Interest cost capitalized	1,940	168
Other costs	1,784	149
Newbuildings	$ 105,668	$ 181,904